HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS

SENIOR FLOATING-RATE
INTERESTS -- 2.0%

SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------
Broadcasting and Cable -- 0.3%
------------------------------------------------------------------------------
Century Cable Holdings, LLC, Term Loan,
Maturing 12/31/09(1)(2)                              2,500,000    $  1,708,855
Century Cable Holdings, Term Loan B,
Maturing 6/30/09                                       850,000         578,708
Olympus Cable Holdings, LLC, Term Loan
A, Maturing 6/30/10                                  1,000,000         773,750
------------------------------------------------------------------------------
                                                                  $  3,061,313
------------------------------------------------------------------------------
Printing and Business Products -- 0.3%
------------------------------------------------------------------------------
Merrill Corp., Term Loan A, Maturing
11/15/06                                             1,928,274    $  1,748,944
Merrill Corp., Term Loan B, Maturing
11/15/07                                               539,367         489,206
------------------------------------------------------------------------------
                                                                  $  2,238,150
------------------------------------------------------------------------------
Wireless Communication Services -- 1.4%
------------------------------------------------------------------------------
IPCS Wireless Revolving Loan,
Maturing 6/30/08(3)(4)                               6,857,143    $  4,258,286
IPCS Wireless, Term Loan B, Maturing
6/30/08(4)                                           3,685,714       2,288,829
Nextel Communications, Inc., Term Loan
D, Maturing 3/31/09                                  2,500,000       2,157,033
Spectrasite Communications Inc., Term
Loan B, Maturing 6/30/06                             4,200,000       3,530,864
------------------------------------------------------------------------------
                                                                  $ 12,235,012
------------------------------------------------------------------------------
Total Senior Floating-Rate Interests
   (identified cost $20,903,210)                                  $ 17,534,475
------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 92.4%

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
Aerospace and Defense -- 2.1%
------------------------------------------------------------------------------
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09                                   $    10,410    $ 10,357,950
Transdigm, Inc., 10.375%, 12/1/08                        8,180       8,302,700
------------------------------------------------------------------------------
                                                                  $ 18,660,650
------------------------------------------------------------------------------
Airlines -- 1.8%
------------------------------------------------------------------------------
American Airlines, 7.80%, 10/1/06                  $     6,963    $  4,741,204
Continental Airlines, 7.033%, 6/15/11                    5,220       3,164,935
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Airlines (continued)
------------------------------------------------------------------------------
Continental Airlines, 7.08%, 11/1/04               $       727    $    511,496
Continental Airlines, 7.434%, 9/15/04                    2,740       1,929,190
Delta Air Lines, 8.30%, 12/15/29                         1,005         473,169
Northwest Airlines, Inc.,
8.375%, 3/15/04                                          1,500         937,500
Northwest Airlines, Inc.,
8.875%, 6/1/06                                           5,910       2,570,850
Northwest Airlines, Inc., Sr. Notes,
9.875%, 3/15/07                                          2,790       1,213,650
------------------------------------------------------------------------------
                                                                  $ 15,541,994
------------------------------------------------------------------------------
Apparel -- 1.5%
------------------------------------------------------------------------------
Russell Corp., Sr. Notes,
9.25%, 5/1/10(5)                                   $     1,977    $  2,046,195
Tropical Sportswear International,
11.00%, 6/15/08                                          1,350       1,383,750
William Carter, Series B,
10.875%, 8/15/11                                         8,890       9,601,200
------------------------------------------------------------------------------
                                                                  $ 13,031,145
------------------------------------------------------------------------------
Appliances -- 0.1%
------------------------------------------------------------------------------
Salton, Inc., Sr. Sub. Notes,
12.25%, 4/15/08                                    $       985    $    901,275
------------------------------------------------------------------------------
                                                                  $    901,275
------------------------------------------------------------------------------
Auto and Parts -- 1.9%
------------------------------------------------------------------------------
Advance Stores Co., Inc.,
10.25%, 4/15/08                                    $     2,545    $  2,672,250
Asbury Automotive Group, 9.00%, 6/15/12                  3,015       2,577,825
CSK Auto, Inc., 12.00%, 6/15/06                          6,330       6,741,450
United Auto Group, Inc., Sr. Sub. Notes,
9.625%, 3/15/12(5)                                       5,210       4,975,550
------------------------------------------------------------------------------
                                                                  $ 16,967,075
------------------------------------------------------------------------------
Broadcasting and Cable -- 10.2%
------------------------------------------------------------------------------
ACME Television Services, Inc.,
10.875%, 9/30/04                                   $     4,300    $  4,278,500
Adelphia Communications, Sr. Notes,
Series B, 9.25%, 10/1/49(6)                              6,400       2,048,000
Charter Communication Holdings, Sr.
Disc. Notes, 13.50%, (0% until 2006)
1/15/11                                                 11,420       2,797,900
Charter Communication Holdings, Sr.
Disc. Notes, (0% until 2006),
12.126%, 1/15/12                                           520         119,600
Charter Communication Holdings, Sr.
Notes, 8.25%, 4/1/07                                     1,040         452,400
Charter Communication Holdings, Sr.
Notes, 10.75%, 10/1/09                                   1,965         879,337

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Broadcasting and Cable (continued)
------------------------------------------------------------------------------
Charter Communication Holdings, Sr.
Notes, 11.125%, 1/15/11                            $     4,280    $  1,915,300
Clear Channel Communications,
7.25%, 9/15/03                                           3,010       3,068,906
Clear Channel Communications,
7.875%, 6/15/05                                          6,025       6,390,356
Comcast Cable Communication,
6.20%, 11/15/08                                          1,970       1,882,173
Comcast Cable Communication,
8.125%, 5/1/04                                           1,765       1,783,395
Continental Cablevision, 9.50%, 8/1/13                   2,890       2,866,790
Continental Cablevision, Sr. Notes,
8.30%, 5/15/06                                           4,190       4,118,435
Corus Entertainment, Inc., Sr. Sub.
Notes, 8.75%, 3/1/12                                     3,815       3,958,062
Cox Communications, Inc.,
7.125%, 10/1/12                                          3,145       3,255,135
CSC Holdings, Inc., Sr. Notes,
7.875%, 12/15/07                                         4,835       4,025,137
CSC Holdings, Inc., Sr. Notes, Series B,
7.625%, 4/1/11                                           5,980       4,918,550
CSC Holdings, Inc., Sr. Sub. Notes,
9.875%, 2/15/13                                          1,130         875,750
CSC Holdings, Inc., Sr. Sub. Notes,
10.50%, 5/15/16                                          1,450       1,138,250
DEX Media East LLC/Fin,
9.875%, 11/15/09(5)                                      2,090       2,163,151
Echostar Broadband Corp., Sr. Notes,
9.125%, 1/15/09                                          4,470       4,436,475
Emmis Communication Corp.,
8.125%, 3/15/09                                            885         920,400
Emmis Communication Corp., 12.50%, (0%
until 2006) 3/15/11                                      9,169       7,266,432
Granite Broadcasting Corp., Sr. Sub.
Notes, 8.875%, 5/15/08                                   1,910       1,442,050
Granite Broadcasting Corp., Sr. Sub.
Notes, 9.375%, 12/1/05                                     470         354,850
Granite Broadcasting Corp., Sr. Sub.
Notes, 10.375%, 5/15/05                                  5,975       4,630,625
Insight Communications, Sr. Disc. Notes,
12.25%, (0% until 2006) 2/15/11                          8,680       3,341,800
Mediacom Broadband LLC, 11.00%, 7/15/13                    910         791,700
Mediacom LLC/Capital Corp., Sr. Notes,
9.50%, 1/15/13                                           3,816       2,785,680
Muzak Holdings LLC, 9.875%, 3/15/09                      2,625       1,850,625
Muzak Holdings LLC, Sr. Disc. Notes,
13.00%, (0% until 2004), 3/15/10                         5,853       3,014,295
Nextmedia Operating, Inc.,
10.75%, 7/1/11                                           1,210       1,205,462
Pegasus Communications Corp., Sr. Notes,
9.625%, 10/15/05                                           375         153,750
Pegasus Communications Corp., Sr. Notes,
9.75%, 12/1/06                                             245         100,450
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Broadcasting and Cable (continued)
------------------------------------------------------------------------------
Pegasus Communications Corp., Sr. Notes,
12.50%, 8/1/07                                     $     3,155    $  1,293,550
Pegasus Satellite, 12.375%, 8/1/06                       3,265       1,338,650
Radio One, Inc., 8.875%, 7/1/11                          1,855       1,989,487
Sinclair Broadcast Group, Sr. Sub.
Notes, 8.75%, 12/15/07                                   1,070       1,118,150
------------------------------------------------------------------------------
                                                                  $ 90,969,558
------------------------------------------------------------------------------
Building Materials -- 0.9%
------------------------------------------------------------------------------
Associated Materials, Inc., Sr. Sub.
Notes, 9.75%, 4/15/12(5)                           $     2,040    $  2,131,800
Louisiana Pacific Corp., Sr. Notes,
8.50%, 8/15/05                                           1,320       1,339,407
Louisiana Pacific Corp., Sr. Sub. Notes,
10.875%, 11/15/08                                        3,895       4,109,225
Ryland Group, Sr. Notes, 9.75%, 9/1/10                     310         337,125
------------------------------------------------------------------------------
                                                                  $  7,917,557
------------------------------------------------------------------------------
Business Services - Miscellaneous -- 2.5%
------------------------------------------------------------------------------
Coinmach Corp., Sr. Notes, 9.00%, 2/1/10           $     5,425    $  5,614,875
MDP Acquisitions PLC, Sr. Notes,
9.625%, 10/1/12(5)                                       6,325       6,514,750
PCA LLC/PCA Finance Corp., Sr. Notes,
11.875%, 8/1/09(5)                                       4,806       4,806,000
Stewart Enterprises, 10.75%, 7/1/08                      1,255       1,355,400
Synagro Technologies, Inc., Sr. Sub.
Notes, 9.50%, 4/1/09                                     1,360       1,407,600
Trico Marine Services, Sr. Notes,
8.875%, 5/15/12                                          2,960       2,323,600
------------------------------------------------------------------------------
                                                                  $ 22,022,225
------------------------------------------------------------------------------
Chemicals -- 3.7%
------------------------------------------------------------------------------
Avecia Group PLC, 11.00%, 7/1/09                   $     4,257    $  3,597,165
Ferro Corp., Sr. Notes, 9.125%, 1/1/09                   2,260       2,370,756
Hercules, Inc., 11.125%, 11/15/07                        5,300       5,863,125
Huntsman Corp., Sr. Sub. Notes,
9.50%, 7/1/07(5)                                           890         636,350
Lyondell Chemical Co., 9.50%, 12/15/08                   3,120       2,932,800
Lyondell Chemical Co., 11.125%, 7/15/12                  1,040       1,029,600
MacDermid, Inc., 9.125%, 7/15/11                         2,215       2,347,900
Methanex Corp., Sr. Notes,
8.75%, 8/15/12                                           2,815       2,941,675
Noveon, Inc., 11.00%, 2/28/11                              680         731,000

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Chemicals (continued)
------------------------------------------------------------------------------
Olin Corp., Sr. Notes, 9.125%, 12/15/11            $     4,720    $  5,349,270
Resolution Performance, Sr. Sub. Notes,
13.50%, 11/15/10                                         2,700       2,875,500
Texas Petrochemical Corp., Sr. Sub.
Notes, 11.125%, 7/1/06                                   3,010       1,911,350
------------------------------------------------------------------------------
                                                                  $ 32,586,491
------------------------------------------------------------------------------
Consumer Products -- 1.5%
------------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                                   $     1,140    $  1,054,500
Fedders North America, 9.375%, 8/15/07                   5,685       4,292,175
Fedders North America, Series B,
9.375%, 8/15/07                                            795         600,225
Hockey Co., 11.25%, 4/15/09                              5,545       5,323,200
Weight Watcher International, Inc.,
13.00%, 10/1/09                                          1,870       2,131,800
------------------------------------------------------------------------------
                                                                  $ 13,401,900
------------------------------------------------------------------------------
Containers and Packaging -- 1.6%
------------------------------------------------------------------------------
Jefferson Smurfit Corp., Sr. Notes,
8.25%, 10/1/12(5)                                  $     4,200    $  4,326,000
Riverwood International Corp.,
10.875%, 4/1/08                                          3,960       4,039,200
Stone Container Corp., Sr. Notes,
8.375%, 7/1/12                                           5,310       5,495,850
------------------------------------------------------------------------------
                                                                  $ 13,861,050
------------------------------------------------------------------------------
Distribution/Wholesale -- 0.4%
------------------------------------------------------------------------------
Roundy's, Inc., Sr. Sub. Notes,
8.875%, 6/15/12(5)                                 $     3,897    $  3,780,090
------------------------------------------------------------------------------
                                                                  $  3,780,090
------------------------------------------------------------------------------
Drugs -- 0.9%
------------------------------------------------------------------------------
Alaris Medical Systems, Series B,
11.625%, 12/1/06                                   $     3,620    $  4,036,300
Biovail Corp., Sr. Sub. Notes,
7.875%, 4/1/10                                           4,145       4,186,450
------------------------------------------------------------------------------
                                                                  $  8,222,750
------------------------------------------------------------------------------
Electronic Components -- 0.2%
------------------------------------------------------------------------------
Solectron Corp., 0.00%, 5/8/20                     $       528    $    316,140
Solectron Corp., 0.00%, 11/20/20                         3,545       1,612,975
------------------------------------------------------------------------------
                                                                  $  1,929,115
------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
Electronic Equipment -- 0.7%
------------------------------------------------------------------------------
Flextronics International Ltd., Sr. Sub.
Notes, 9.875%, 7/1/10                              $     6,290    $  6,573,050
------------------------------------------------------------------------------
                                                                  $  6,573,050
------------------------------------------------------------------------------
Electronics - Instruments -- 0.1%
------------------------------------------------------------------------------
Wesco Distribution, Inc., 9.125%, 6/1/08           $     1,605    $  1,251,900
------------------------------------------------------------------------------
                                                                  $  1,251,900
------------------------------------------------------------------------------
Energy Services -- 1.9%
------------------------------------------------------------------------------
Hornbeck Leevac Marine Service, Sr.
Notes, 10.625%, 8/1/08                             $     5,258    $  5,415,740
Port Arthur Finance Corp.,
12.50%, 1/15/09                                         10,784      11,053,098
------------------------------------------------------------------------------
                                                                  $ 16,468,838
------------------------------------------------------------------------------
Entertainment -- 1.8%
------------------------------------------------------------------------------
AMF Bowling Worldwide, Sr. Sub. Notes,
13.00%, 2/28/08                                    $     3,815    $  3,891,300
Carmike Cinemas, 10.375%, 2/1/09                         6,108       5,527,740
Premier Parks, Inc., Sr. Disc. Notes,
10.00%, (0% until 2003) 4/1/08                           2,905       2,607,237
Premier Parks, Inc., Sr. Notes,
9.75%, 6/15/07                                             465         432,450
Six Flags, Inc., Sr. Notes,
8.875%, 2/1/10                                           3,278       2,884,640
Six Flags, Inc., Sr. Notes,
9.50%, 2/1/09                                              455         412,913
------------------------------------------------------------------------------
                                                                  $ 15,756,280
------------------------------------------------------------------------------
Financial Services -- 1.2%
------------------------------------------------------------------------------
Ford Motor Credit Co., 6.875%, 2/1/06              $     4,865    $  4,488,434
Willis Corroon Corp., 9.00%, 2/1/09                      5,710       6,024,050
------------------------------------------------------------------------------
                                                                  $ 10,512,484
------------------------------------------------------------------------------
Foods -- 4.5%
------------------------------------------------------------------------------
American Seafood Group LLC, Sr. Sub.
Notes, 10.125%, 4/15/10(5)                         $     7,055    $  6,957,994
B&G Foods, Inc., 9.625%, 8/1/07                          1,040       1,084,200
Burns Philip Capital Ltd.,
9.75%, 7/15/12(5)                                        5,645       5,560,325
Dean Foods Co., Sr. Notes,
8.15%, 8/1/07                                            1,950       2,001,086
Luigino's, Inc., Sr. Sub. Notes,
10.00%, 2/1/06                                           3,115       3,130,575
Michael Foods, 11.75%, 4/1/11                            6,125       6,768,125
New World Pasta Company, 9.25%, 2/15/09                  7,577       7,160,265

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Foods (continued)
------------------------------------------------------------------------------
Premier International Foods, Sr. Notes,
12.00%, 9/1/09                                     $     7,167    $  7,444,721
------------------------------------------------------------------------------
                                                                  $ 40,107,291
------------------------------------------------------------------------------
Gaming -- 3.2%
------------------------------------------------------------------------------
Argosy Gaming Co., 10.75%, 6/1/09                  $     1,895    $  2,093,975
Boyd Gaming Corp., Sr. Sub. Notes,
9.50%, 7/15/07                                           2,642       2,741,075
Chukchansi EDA, Sr. Notes,
14.50%, 6/15/09(5)                                       5,865       5,403,131
Penn National Gaming, Inc.,
11.125%, 3/1/08                                         10,345      11,185,531
Wheeling Island Gaming,
10.125%, 12/15/09                                        1,888       1,850,240
Wynn Las Vegas LLC/Corp.,
12.00%, 11/1/10                                          5,040       4,762,800
------------------------------------------------------------------------------
                                                                  $ 28,036,752
------------------------------------------------------------------------------
Health Services -- 4.1%
------------------------------------------------------------------------------
Alliance Imaging, Sr. Sub Notes,
10.375%, 4/15/11                                   $     4,520    $  4,746,000
HCA - The Healthcare Co., 8.75%, 9/1/10                  5,210       5,806,670
Magellan Health Services, Sr. Notes,
9.375%, 11/15/07(5)                                      3,870       2,496,150
Pacificare Health System,
10.75%, 6/1/09                                           3,770       3,939,650
Rotech Healthcare, Inc., Sr Sub. Notes,
9.50%, 4/1/12(5)                                         3,040       2,888,000
Select Medical Corp., Sr. Sub. Notes,
9.50%, 6/15/09                                           6,945       7,049,175
Vanguard Health Systems, 9.75%, 8/1/11                   9,740       9,253,000
------------------------------------------------------------------------------
                                                                  $ 36,178,645
------------------------------------------------------------------------------
Housing, Real Estate Development -- 0.4%
------------------------------------------------------------------------------
Ryland Group, Sr. Sub. Notes,
9.125%, 6/15/11                                    $     3,590    $  3,787,450
------------------------------------------------------------------------------
                                                                  $  3,787,450
------------------------------------------------------------------------------
Information Technology Services -- 0.1%
------------------------------------------------------------------------------
Diva Systems Corp., Sr. Notes,
12.625%, (0% until 2003), 3/1/08                   $    11,215    $    168,225
Fisher Scientific International, Sr.
Sub. Notes, 9.00%, 2/1/08                                  720         748,800
------------------------------------------------------------------------------
                                                                  $    917,025
------------------------------------------------------------------------------
Lodging -- 0.5%
------------------------------------------------------------------------------
HMH Properties, Inc., 7.875%, 8/1/05               $     2,910    $  2,866,350
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Lodging (continued)
------------------------------------------------------------------------------
HMH Properties, Inc., 7.875%, 8/1/08               $       830    $    792,650
Host Marriott L.P., 9.25%, 10/1/07                         830         825,850
------------------------------------------------------------------------------
                                                                  $  4,484,850
------------------------------------------------------------------------------
Lodging and Gaming -- 10.0%
------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.75%, 2/15/09           $     1,885    $  2,045,225
Boyd Gaming Corp., Sr. Sub. Notes,
8.75%, 4/15/12                                           2,650       2,716,250
Hollywood Casino Corp., 11.25%, 5/1/07                     945       1,025,325
Hollywood Casino Corp., Variable Rate,
10.51%, 5/1/06                                           6,175       6,267,625
Hollywood Casino Shreveport, First
Mortgage Bonds, 13.00%, 8/1/06                           7,660       7,928,100
John Q Hamons Hotels/Finance, Series B,
8.875%, 5/15/12                                          1,320       1,277,100
Majestic Star LLC, 10.875%, 7/1/06                       5,865       5,894,325
Mandalay Resort Group, Sr. Notes,
9.50%, 8/1/08                                            2,565       2,834,325
Mandalay Resort Group, Sr. Sub. Notes,
10.25%, 8/1/07                                             855         921,263
MGM Grand, Inc., 9.75%, 6/1/07                           3,400       3,757,000
MGM Mirage, Inc., 8.50%, 9/15/10                        12,785      13,950,187
Park Place Entertainment, Sr. Sub.
Notes, 8.125%, 5/15/11                                   1,060       1,073,250
Park Place Entertainment, Sr. Sub.
Notes, 8.875%, 9/15/08                                   1,470       1,532,475
Sun International Hotels,
8.625%, 12/15/07                                         7,525       7,938,875
Sun International Hotels, Sr. Sub.
Notes, 8.875%, 8/15/11                                   6,285       6,347,850
Venetian Casino/Las Vegas Sands,
11.00%, 6/15/10(5)                                      11,440      11,783,200
Waterford Gaming LLC, Sr. Notes,
9.50%, 3/15/10(5)                                       11,603      11,951,090
------------------------------------------------------------------------------
                                                                  $ 89,243,465
------------------------------------------------------------------------------
Machinery -- 3.0%
------------------------------------------------------------------------------
Briggs & Stratton Corp., Sr. Notes,
8.875%, 3/15/11                                    $     4,960    $  5,232,800
Flowserve Corp., 12.25%, 8/15/10                         4,065       4,329,225
Manitowoc Co., Inc. (The), Sr. Sub.
Notes, 10.375%, 5/15/11                   EUR            2,540       2,409,365
Manitowoc Co., Inc. (The), Sr. Sub.
Notes, 10.50%, 8/1/12(5)                                 4,095       4,095,000

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Machinery (continued)
------------------------------------------------------------------------------
Terex Corp., 9.25%, 7/15/11                        $     2,620    $  2,266,300
Terex Corp., 10.375%, 4/1/11                             9,540       8,681,400
------------------------------------------------------------------------------
                                                                  $ 27,014,090
------------------------------------------------------------------------------
Manufacturing -- 3.7%
------------------------------------------------------------------------------
Dresser, Inc., 9.375%, 4/15/11                     $     5,240    $  4,951,800
Foamex L.P., 9.875%, 6/15/07                             1,720         301,000
Foamex L.P./Capital Corp.,
10.75%, 4/1/09(5)                                        2,905       1,641,325
Insilco Corp., 12.00%, 8/15/07(6)                       10,345         258,625
Roller Bearing Holdings Co., Sr. Disc.
Notes, 13.00%, 6/15/09(5)                               11,485      10,508,775
Tekni-Plex, Inc., 12.75%, 6/15/10                        2,475       2,239,875
Tekni-Plex, Inc., Sr. Sub. Notes,
12.75%, 6/15/10(5)                                       1,890       1,710,450
Trimas Corp., 9.875%, 6/15/12(5)                         3,770       3,562,650
Tyco International Group SA,
5.80%, 8/1/06                                            6,155       5,390,851
Tyco International Group SA,
6.75%, 2/15/11                                           2,020       1,720,103
Venture Holding Trust, Sr. Notes,
9.50%, 7/1/05                                            3,811         857,475
------------------------------------------------------------------------------
                                                                  $ 33,142,929
------------------------------------------------------------------------------
Medical Products -- 0.9%
------------------------------------------------------------------------------
Advanced Medical Optics, Sr. Sub. Notes,
9.25%, 7/15/10                                     $     2,545    $  2,570,450
Hanger Orthopedic Group,
10.375%, 2/15/09                                         1,455       1,564,125
Medquest Inc., Sr. Sub. Notes,
11.875%, 8/15/12(5)                                      4,175       4,175,000
------------------------------------------------------------------------------
                                                                  $  8,309,575
------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.4%
------------------------------------------------------------------------------
Amerigas Partners LP, Sr. Notes,
8.875%, 5/20/11                                    $     4,215    $  4,320,375
DI Industries, Inc., (Grey Wolf, Inc.),
Sr. Notes, 8.875%, 7/1/07                                1,215       1,245,375
Grant Geophysical, Inc., Sr. Notes,
Series B, 9.75%, 2/15/08                                 3,570         910,350
Ram Energy, Inc., Sr. Notes,
11.50%, 2/15/08                                          4,602       1,403,610
SESI, LLC, 8.875%, 5/15/11                              11,063      11,118,315
Universal Compression, Inc., Sr. Disc.
Notes, 9.875%, (0% until 2003), 2/15/08                  2,255       2,243,725
------------------------------------------------------------------------------
                                                                  $ 21,241,750
------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 4.2%
------------------------------------------------------------------------------
Abraxas Petroleum Corp., 11.50%, 11/1/04           $    10,439    $  4,436,575
Chesapeake Energy Corp., Sr. Notes,
8.50%, 3/15/12                                           4,815       4,899,263
Comstock Resources, Inc.,
11.25%, 5/1/07                                          12,230      12,780,350
Continental Resources, 10.25%, 8/1/08                    5,940       5,197,500
Encore Acquisition Co.,
8.375%, 6/15/12(5)                                       3,765       3,840,300
Grey Wolf, Inc., Series C,
8.875%, 7/1/07                                             635         642,938
Pennzoil-Quaker State, 10.00%, 11/1/08                   1,880       2,272,450
Plains E&P Co., Sr. Sub. Notes,
8.75%, 7/1/12(5)                                         2,650       2,663,250
Premcor USA, Inc., 11.50%, 10/1/09                       1,025         773,875
Transocean Sedco Forex, 9.50%, 12/15/08                     80          99,178
------------------------------------------------------------------------------
                                                                  $ 37,605,679
------------------------------------------------------------------------------
Oil and Gas - Refining -- 0.1%
------------------------------------------------------------------------------
Western Gas Resources, 10.00%, 6/15/09             $       935    $    986,425
------------------------------------------------------------------------------
                                                                  $    986,425
------------------------------------------------------------------------------
Oil Companies - Exploration & Production -- 0.2%
------------------------------------------------------------------------------
Plains All American Pipeline, Sr. Notes,
7.75%, 10/15/12(5)                                 $     2,095    $  2,147,375
------------------------------------------------------------------------------
                                                                  $  2,147,375
------------------------------------------------------------------------------
Paper and Forest Products -- 0.6%
------------------------------------------------------------------------------
Buckeye Technologies, Inc., Sr. Sub.
Notes, 8.00%, 10/15/10                             $     1,070    $    754,350
Buckeye Technologies, Inc., Sr. Sub.
Notes, 9.25%, 9/15/08                                      830         634,950
Caraustar Industries, Inc.,
9.875%, 4/1/11                                             915         942,450
Longview Fibre Co., Sr. Sub. Notes,
10.00%, 1/15/09                                          2,495       2,582,325
Williams Scotsman, Inc., 9.875%, 6/1/07                    830         672,300
------------------------------------------------------------------------------
                                                                  $  5,586,375
------------------------------------------------------------------------------
Printing and Business Products -- 0.5%
------------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                             $     1,875    $  1,668,928
Merrill Corp., Series A, (PIK),
12.00%, 5/1/09(4)                                          867         615,728
Merrill Corp., Series B, (PIK),
12.00%, 5/1/09(4)                                        4,183       2,430,117
------------------------------------------------------------------------------
                                                                  $  4,714,773
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
Printing or Publishing - Diversification -- 1.4%
------------------------------------------------------------------------------
Hollinger International Publishing,
9.25%, 2/1/06                                      $       445    $    449,450
Hollinger International Publishing,
9.25%, 3/15/07                                           1,265       1,277,650
Hollinger Participation, Sr. Notes,
(PIK), 12.125%, 11/15/10(5)                             11,819      10,237,848
------------------------------------------------------------------------------
                                                                  $ 11,964,948
------------------------------------------------------------------------------
Publishing -- 0.8%
------------------------------------------------------------------------------
Canwest Media, Inc., Sr. Sub. Notes,
10.625%, 5/15/11                                   $     5,310    $  5,655,150
Vertis, Inc., Sr. Notes,
10.875%, 6/15/09                                         1,710       1,718,550
------------------------------------------------------------------------------
                                                                  $  7,373,700
------------------------------------------------------------------------------
REITS -- 0.9%
------------------------------------------------------------------------------
Ventas Realty LP/Capital CRP,
8.75%, 5/1/09                                      $     1,795    $  1,777,050
Ventas Realty LP/Capital CRP,
9.00%, 5/1/12                                            6,565       6,499,350
------------------------------------------------------------------------------
                                                                  $  8,276,400
------------------------------------------------------------------------------
Retail - Apparel -- 0.6%
------------------------------------------------------------------------------
Mothers Work, Inc., 11.25%, 8/1/10                 $     5,300    $  5,326,500
------------------------------------------------------------------------------
                                                                  $  5,326,500
------------------------------------------------------------------------------
Retail - Food and Drug -- 0.3%
------------------------------------------------------------------------------
Pantry, Inc., Sr. Sub. Notes,
10.25%, 10/15/07                                   $     2,875    $  2,314,375
------------------------------------------------------------------------------
                                                                  $  2,314,375
------------------------------------------------------------------------------
Retail - General -- 0.2%
------------------------------------------------------------------------------
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                   $     1,719    $  1,757,678
------------------------------------------------------------------------------
                                                                  $  1,757,678
------------------------------------------------------------------------------
Semiconductors -- 2.0%
------------------------------------------------------------------------------
Amkor Technologies, Inc., Sr. Notes,
9.25%, 5/1/06                                      $     4,685    $  3,935,400
Chippac International Ltd.,
12.75%, 8/1/09                                           6,825       6,722,625
Fairchild Semiconductor, Sr. Sub Notes,
10.50%, 2/1/09                                           2,888       3,090,160
On Semiconductor Corp.,
12.00%, 5/15/08(5)                                       5,775       3,551,625
------------------------------------------------------------------------------
                                                                  $ 17,299,810
------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
Services -- 2.1%
------------------------------------------------------------------------------
Alderwoods Group, 11.00%, 1/2/07                   $     9,590    $  9,637,749
Alderwoods Group, 12.25%, 1/2/09                         1,605       1,492,650
Coyne International Enterprises, Sr.
Sub. Notes, 11.25%, 6/1/08                               2,250       1,133,438
Kindercare Learning Centers, Inc., Sr.
Sub. Notes, 9.50%, 2/15/09                               7,045       6,666,331
------------------------------------------------------------------------------
                                                                  $ 18,930,168
------------------------------------------------------------------------------
Transportation -- 1.4%
------------------------------------------------------------------------------
Kansas City Southern, 9.50%, 10/1/08               $     2,284    $  2,523,820
P & O Princess Cruises, 7.875%, 6/1/27                   1,740       1,656,708
Pacer International, Inc.,
11.75%, 6/1/07                                           5,174       5,225,740
Petroleum Helicopters, Series B,
9.375%, 5/1/09                                           2,180       2,278,100
QDI LLC, (PIK), 12.50%, 6/15/08(5)                         927         468,135
QDI LLC, Jr. Sub. Notes, (PIK),
12.00%, 6/15/09(5)                                         216          33,496
------------------------------------------------------------------------------
                                                                  $ 12,185,999
------------------------------------------------------------------------------
Utility - Electric Power Generation -- 2.0%
------------------------------------------------------------------------------
AES Corp., Sr. Notes, 8.75%, 12/15/02              $    13,868    $ 12,411,860
AES Corp., Sr. Notes, 8.75%, 6/15/08                     9,105       3,960,675
AES Corp., Sr. Notes, 8.875%, 2/15/11                      695         302,325
AES Corp., Sr. Notes, 9.375%, 9/15/10                    1,875         853,125
------------------------------------------------------------------------------
                                                                  $ 17,527,985
------------------------------------------------------------------------------
Waste Management -- 1.7%
------------------------------------------------------------------------------
Allied Waste, 10.00%, 8/1/09                       $     6,845    $  6,605,425
Allied Waste, Series B, 8.875%, 4/1/08                   4,120       4,099,400
Stericycle, Inc., 12.375%, 11/15/09                      3,883       4,446,035
------------------------------------------------------------------------------
                                                                  $ 15,150,860
------------------------------------------------------------------------------
Wireless Communication Services -- 5.5%
------------------------------------------------------------------------------
AT&T Wireless Services, Inc.,
7.875%, 3/1/11                                     $     5,380    $  4,688,745
AT&T Wireless Services, Inc.,
8.125%, 5/1/12                                             835         727,814
Crown Castle International Corp., Sr.
Disc. Notes, 10.625%, (0% until 2002)
11/15/07                                                 4,061       3,187,885
Crown Castle International Corp., Sr.
Notes, 10.75%, 8/1/11                                    1,195         926,125
Insight Midwest/Insight Capital, Sr.
Notes, 10.50%, 11/1/10                                   5,640       4,906,800
IWO Holdings, Inc., 14.00%, 1/15/11                      7,490       1,535,450

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
Wireless Communication Services (continued)
------------------------------------------------------------------------------
McCaw International Ltd., Sr. Disc.
Notes, 13.00%, 4/15/07(6)                          $     7,340    $     73,400
Nextel Communications, Inc., Sr. Disc.
Notes, 10.65%, 9/15/07                                   5,710       5,210,375
Nextel Communications, Inc., Sr. Notes,
9.375%, 11/15/09                                         8,300       7,158,750
Nextel Communications, Inc., Sr. Notes,
9.50%, 2/1/11                                              830         707,575
Nextel International, Sr. Notes,
12.75%, 8/1/10(6)                                        7,535          65,931
Nextel Partners, Inc., Sr. Notes,
11.00%, 3/15/10                                          8,605       6,539,800
Ono Finance PLC, 13.00%, 5/1/09                          4,880       1,098,000
Ono Finance PLC, 13.00%, 5/1/09           EUR            2,675         503,727
Ono Finance PLC, Sr. Notes,
14.00%, 2/15/11                                          4,072         916,200
PTC International Finance II SA,
11.25%, 12/1/09                                          1,670       1,686,700
PTC International Finance II SA,
11.25%, 12/1/09                           EUR            3,010       3,077,713
Qwest Corp., 8.875%, 3/15/12(5)                          3,975       3,637,125
Rural Cellular Corp., Sr. Sub. Notes,
9.75%, 1/15/10                                             535         224,700
Triton PCS, Inc., 9.375%, 2/1/11                           625         462,500
TSI Telecommunication, Series B,
12.75%, 2/1/09                                           1,605       1,324,125
Ubiquitel Operating Co., 14.00%, (0%
until 2005), 4/15/10                                     8,310         457,050
------------------------------------------------------------------------------
                                                                  $ 49,116,490
------------------------------------------------------------------------------
Wireline Communication Services -- 0.1%
------------------------------------------------------------------------------
Colt Telecom Group PLC, Sr. Disc. Notes,
12.00%, 12/15/06                                   $     1,560    $    975,000
------------------------------------------------------------------------------
                                                                  $    975,000
------------------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost $925,921,299)                                 $822,059,789
------------------------------------------------------------------------------

COMMON STOCKS, WARRANTS AND RIGHTS -- 0.3%

SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------
Chemicals -- 0.0%
------------------------------------------------------------------------------
Pioneer Companies, Inc., Common(4)(7)                   67,381    $    101,071
Sterling Chemicals, Inc., Common(7)                      8,560             257
------------------------------------------------------------------------------
                                                                  $    101,328
------------------------------------------------------------------------------
Gaming -- 0.1%
------------------------------------------------------------------------------
Park Place Entertainment Corp.,
Common(7)                                              133,780    $    969,905
------------------------------------------------------------------------------
                                                                  $    969,905
------------------------------------------------------------------------------
Lodging and Gaming -- 0.1%
------------------------------------------------------------------------------
Peninsula Gaming LLC, Convertible
Preferred Membership Interests(4)(7)(8)                 25,351    $    152,107
------------------------------------------------------------------------------
                                                                  $    152,107
------------------------------------------------------------------------------
Restaurants -- 0.0%
------------------------------------------------------------------------------
New World Coffee, Warrants,
Exp. 6/15/06(4)(7)(8)                                   67,395    $     33,698
------------------------------------------------------------------------------
                                                                  $     33,698
------------------------------------------------------------------------------
Semiconductors -- 0.0%
------------------------------------------------------------------------------
Asat Finance, Warrants Exp.
11/1/06(4)(7)                                            5,660    $     56,600
------------------------------------------------------------------------------
                                                                  $     56,600
------------------------------------------------------------------------------
Services -- 0.0%
------------------------------------------------------------------------------
HF Holdings, Inc., Warrants, Exp.
9/27/09(4)(7)                                           13,600    $          0
------------------------------------------------------------------------------
                                                                  $          0
------------------------------------------------------------------------------
Transportation -- 0.0%
------------------------------------------------------------------------------
Quality Distribution, Inc., Warrants,
Exp.1/15/07(4)(7)                                        3,266    $          0
VS Holdings, Inc., Common(4)(7)(8)                      88,916          88,916
------------------------------------------------------------------------------
                                                                  $     88,916
------------------------------------------------------------------------------
Wireless Communication Services -- 0.1%
------------------------------------------------------------------------------
McCaw International Ltd., Rights(4)(7)              16,680,000    $    990,292
------------------------------------------------------------------------------
                                                                  $    990,292
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------
Wireline Communication Services -- 0.0%
------------------------------------------------------------------------------
Flag Telecom Holdings, Common(4)                        16,252    $     56,882
------------------------------------------------------------------------------
                                                                  $     56,882
------------------------------------------------------------------------------
Total Common Stocks, Warrants and Rights
   (identified cost $9,525,446)                                   $  2,449,728
------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.2%

SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------
Business Services - Miscellaneous -- 0.2%
------------------------------------------------------------------------------
Titan Capital Trust                                     44,590    $  1,839,337
------------------------------------------------------------------------------
                                                                  $  1,839,337
------------------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $1,817,164)                                   $  1,839,337
------------------------------------------------------------------------------

PREFERRED STOCKS -- 1.0%

SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------
Broadcasting and Cable -- 0.9%
------------------------------------------------------------------------------
CSC Holdings, Inc., Series M, 11.125%                  137,138    $  7,851,150
------------------------------------------------------------------------------
                                                                  $  7,851,150
------------------------------------------------------------------------------
Wireless Communication Services -- 0.1%
------------------------------------------------------------------------------
Dobson Communications Corp., 12.25%
(PIK)                                                    2,089    $    464,802
Nextel Communications Corp., 13%, Series
D, (PIK)                                                   177         152,663
Rural Cellular Corp., 12.25% (PIK)                       5,963         313,068
------------------------------------------------------------------------------
                                                                  $    930,533
------------------------------------------------------------------------------
Wireline Communication Services -- 0.0%
------------------------------------------------------------------------------
Broadwing Communications, Series B,
12.50%                                                   6,262    $    453,995
------------------------------------------------------------------------------
                                                                  $    453,995
------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $26,927,794)                                  $  9,235,678
------------------------------------------------------------------------------

COMMERCIAL PAPER -- 2.7%

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
G.E. Capital, 1.90%, 11/1/02                       $    23,945    $ 23,945,000
------------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $23,945,000)                               $ 23,945,000
------------------------------------------------------------------------------
Total Investments -- 98.6%
   (identified cost $1,009,039,913)                               $877,064,007
------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%                            $ 12,589,065
------------------------------------------------------------------------------
Net Assets -- 100.0%                                              $889,653,072
------------------------------------------------------------------------------

 EUR - Euro Dollar
 (1) Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately three years.
 (2) Interest rates are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks or (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR).
 (3) Subject to unfunded loan commitments of $857,143 at Octo-ber 31, 2002.
 (4) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (6)  Defaulted security
 (7)  Non-income producing security.
 (8)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2002
Assets
--------------------------------------------------------
Investments, at value (identified cost,
   $1,009,039,913)                        $  877,064,007
Cash                                             177,780
Receivable for investments sold                6,719,735
Interest and dividends receivable             24,875,521
Prepaid expenses                                   3,421
--------------------------------------------------------
TOTAL ASSETS                              $  908,840,464
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Payable for investments purchased         $   19,001,425
Payable for open forward foreign
   currency contracts                             49,726
Payable to affiliate for Trustees' fees            2,258
Accrued expenses                                 133,983
--------------------------------------------------------
TOTAL LIABILITIES                         $   19,187,392
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $  889,653,072
--------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,021,684,886
Net unrealized depreciation (computed on
   the basis of identified cost)            (132,031,814)
--------------------------------------------------------
TOTAL                                     $  889,653,072
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2002
Investment Income
-------------------------------------------------------
Interest                                  $ 121,366,136
Dividends                                     4,377,261
Miscellaneous                                 1,122,601
-------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 126,865,998
-------------------------------------------------------

Expenses
-------------------------------------------------------
Investment adviser fee                    $   6,899,519
Trustees' fees and expenses                      30,703
Custodian fee                                   349,579
Legal and accounting services                    86,081
Miscellaneous                                    42,478
-------------------------------------------------------
TOTAL EXPENSES                            $   7,408,360
-------------------------------------------------------

NET INVESTMENT INCOME                     $ 119,457,638
-------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(203,910,519)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                  (1,111,495)
-------------------------------------------------------
NET REALIZED LOSS                         $(205,022,014)
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  39,662,223
   Foreign currency and forward foreign
      currency exchange contracts               164,133
-------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  39,826,356
-------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(165,195,658)
-------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (45,738,020)
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          YEAR ENDED        YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS         OCTOBER 31, 2002  OCTOBER 31, 2001
----------------------------------------------------------------------------
From operations --
   Net investment income                  $    119,457,638  $    149,425,684
   Net realized loss                          (205,022,014)     (317,398,428)
   Net change in unrealized
      appreciation (depreciation)               39,826,356        39,168,225
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $    (45,738,020) $   (128,804,519)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    311,202,692  $    609,949,260
   Withdrawals                                (562,562,133)     (458,200,275)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $   (251,359,441) $    151,748,985
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $   (297,097,461) $     22,944,466
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of year                      $  1,186,750,533  $  1,163,806,067
----------------------------------------------------------------------------
AT END OF YEAR                            $    889,653,072  $  1,186,750,533
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                           YEAR ENDED OCTOBER 31,                       YEAR ENDED MARCH 31,
                                  -----------------------------------------    ---------------------------------------
                                    2002(1)         2001          2000(2)         2000           1999          1998
----------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net
   assets):
   Expenses                            0.64%           0.67%          0.67%(3)       0.64%          0.65%        0.63%
   Net investment income              10.38%          11.96%         11.46%(3)      10.54%         10.23%        9.63%
Portfolio Turnover                       88%             83%            41%           113%           150%         137%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                       (4.36)%            --             --             --             --           --
----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                 $889,653      $1,186,751     $1,163,806     $1,184,998     $1,039,223     $960,501
----------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease the ratio of net investment income to average net assets from 10.59% to 10.38%. Ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
 (2)  For the seven-month period ended October 31, 2000.
 (3)  Annualized.
 (4) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. The Portfolio also invests in interests in senior floating rate loans (Senior Loans). The Portfolio's investment adviser, Boston Management and Research (BMR) a wholly owned subsidiary of Eaton Vance Management (EVM), has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Effective November 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities using the interest method of amortization. Prior to November 1, 2001, the Portfolio amortized market premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Portfolio's net assets, but resulted in a $2,026,736 decrease in the cost of securities and a corresponding $2,026,736 decrease in the net unrealized depreciation, based on securities held by the Portfolio on October 31, 2001. The effect of this change for the year ended October 31, 2002 was a decrease to net investment income of $2,454,989, a decrease to net realized loss of $2,462,536, and an increase to net unrealized depreciation of $7,547. The statement of changes in net assets and supplementary data for prior periods have not been restated to reflect these changes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments.

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 F Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended October 31, 2002, the fee was equivalent to 0.60% of the Portfolio's average daily net assets and amounted to $6,899,519. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2002, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $945,231,897 and $1,075,724,353, respectively, for the year ended October 31, 2002. Realized losses from in-kind withdrawals totaled $18,925,317 for the year ended October 31, 2002.

4 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2002.

5 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2002 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                             SALES
    ----------------------------------------------------------------------------------------
    SETTLEMENT                                             IN EXCHANGE FOR    NET UNREALIZED
    DATE(S)      DELIVER                                   (IN U.S. DOLLARS)  DEPRECIATION
    ----------------------------------------------------------------------------------------
                 Euro Dollar
                 6,508,845                                  $     6,384,656          (49,726)
     11/18/02
    ----------------------------------------------------------------------------------------
                                                            $     6,384,656   $      (49,726)
    ----------------------------------------------------------------------------------------

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2002 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,013,417,161
    --------------------------------------------------------
    Gross unrealized appreciation             $   29,427,209
    Gross unrealized depreciation               (165,780,363)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (136,353,154)
    --------------------------------------------------------

7 Restricted Securities
-------------------------------------------
   At October 31, 2002, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE  COST        FAIR VALUE
    ------------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND RIGHTS
    ------------------------------------------------------------------------------------------
    New World Coffee, Warrants, Exp. 6/15/06      6/15/01       67,395  $        0  $   33,698
    Peninsula Gaming LLC, Convertible
     Preferred Membership Interests               7/08/99       25,351           0     152,107
    VS Holdings, Inc., Common                     4/03/02       88,916   1,111,000      88,916
    ------------------------------------------------------------------------------------------
                                                                        $1,111,000  $  274,721
    ------------------------------------------------------------------------------------------

HIGH INCOME PORTFOLIO AS OF OCTOBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF HIGH INCOME PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Income Portfolio (the Portfolio) as of October 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the years in the three year period then ended, and for each of the years in the three-year period ended March 31, 2000. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2002 by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the High Income Portfolio at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its supplementary data for each of the years in the three year period then ended and for each of the three years in the three year period ended March 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 13, 2002

EATON VANCE HIGH INCOME FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and High Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.          Trustee             Since 1998          President and Chief                185                  None
 Bibliowicz                                                  Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.
 James B. Hawkes     Trustee             Trustee of the      Chairman, President and            190            Director of EVC
 11/9/41                                 Trust since 1991;   Chief Executive Officer
                                         of the Portfolio    of BMR, EVM and their
                                         since 1992          corporate parent and
                                                             trustee, Eaton Vance
                                                             Corp. (EVC) and Eaton
                                                             Vance, Inc. (EV),
                                                             respectively; Director
                                                             of EV; Vice President
                                                             and Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 investment
                                                             companies in the Eaton
                                                             Vance Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR, EVM
                                                             and EVC, which are
                                                             affiliates of the Trust
                                                             and the Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight    Trustee             Trustee of the      President of Dwight                190         Trustee/Director of the
 3/26/31                                 Trust since 1986;   Partners, Inc.                                 Royce Funds (mutual
                                         of the Portfolio    (corporate relations                           funds) consisting of 17
                                         since 1993          and communications                             portfolios
                                                             company).
 Samuel L. Hayes,    Trustee             Trustee of the      Jacob H. Schiff                    190         Director of Tiffany &
 III                                     Trust since 1986;   Professor of Investment                        Co. (specialty retailer)
 2/23/35                                 of the Portfolio    Banking Emeritus,                              and Director of Telect,
                                         since 1993          Harvard University                             Inc. (telecommunication
                                                             Graduate School of                             services company)
                                                             Business
                                                             Administration.

EATON VANCE HIGH INCOME FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Norton H. Reamer    Trustee             Trustee of the      President, Unicorn                 190                  None
 9/21/35                                 Trust since 1984;   Corporation (an
                                         of the Portfolio    investment and
                                         since 1993          financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director,
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).
 Lynn A. Stout       Trustee             Since 1998          Professor of Law,                  185                  None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.
 Jack L. Treynor     Trustee             Trustee of the      Investment Adviser and             170                  None
 2/21/30                                 Trust since 1984;   Consultant.
                                         of the Portfolio
                                         since 1993

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                   POSITION(S)                TERM OF
                                     WITH THE                OFFICE AND
       NAME AND                     TRUST AND                LENGTH OF              PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH                THE PORTFOLIO               SERVICE                DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
William H. Ahern, Jr.    Vice President of the Trust       Since 1995       Vice President of EVM and BMR. Officer
7/28/59                                                                     of 34 investment companies managed by
                                                                            EVM or BMR.
Thomas E. Faust Jr.      President of the Trust            Since 2002       Executive Vice President and Chief
5/31/58                                                                     Investment Officer of EVM and BMR and
                                                                            Director of EVC. Officer of 50
                                                                            investment companies managed by EVM or
                                                                            BMR.
Thomas J. Fetter         Vice President of the Trust       Since 1997       Vice President of EVM and BMR. Officer
8/20/43                                                                     of 126 investment companies managed by
                                                                            EVM or BMR.
Thomas P. Huggins        Vice President of the Portfolio   Since 2000       Vice President of EVM and BMR. Officer
3/7/66                                                                      of 7 investment companies managed by EVM
                                                                            or BMR.
Michael R. Mach          Vice President of the Trust       Since 1999       Vice President of EVM and BMR since
7/15/47                                                                     December 1999. Previously, Managing
                                                                            Director and Senior Analyst for
                                                                            Robertson Stephens (1998-1999); Managing
                                                                            Director and Senior Analyst for Piper
                                                                            Jaffray (1996-1998). Officer of 23
                                                                            investment companies managed by EVM or
                                                                            BMR.
Robert B. MacIntosh      Vice President of the Trust       Since 1998       Vice President of EVM and BMR. Officer
1/22/57                                                                     of 125 investment companies managed by
                                                                            EVM or BMR.
Duncan W. Richardson     Vice President of the Trust       Since 2001       Senior Vice President and Chief Equity
10/26/57                                                                    Investment Officer of EVM and BMR.
                                                                            Officer of 40 investment companies
                                                                            managed by EVM or BMR.
Walter A. Row, III       Vice President of the Trust       Since 2001       Director of Equity Research and a Vice
7/20/57                                                                     President of EVM and BMR. Officer of 21
                                                                            investment companies managed by EVM or
                                                                            BMR.
Susan M. Schiff          Vice President of the Trust       Since 2002       Vice President of EVM and BMR. Officer
3/13/61                                                                     of 24 investment companies managed by
                                                                            EVM or BMR.
Edward E. Smiley, Jr.    Vice President of the Trust       Since 1999       Vice President of EVM and BMR. Officer
10/5/44                                                                     of 36 investment companies managed by
                                                                            EVM or BMR.
Michael W. Weilheimer    President of the Portfolio        Since 2002(2)    Vice President of EVM and BMR. Officer
2/11/61                                                                     of 8 investment companies managed by EVM
                                                                            or BMR.

EATON VANCE HIGH INCOME FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

                                                              TERM OF
                                   POSITION(S)               OFFICE AND
       NAME AND                      WITH THE                LENGTH OF              PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH           TRUST AND THE PORTFOLIO          SERVICE                DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
Alan R. Dynner           Secretary                         Since 1997       Vice President, Secretary and Chief
10/10/40                                                                    Legal Officer of BMR, EVM, EVD and EVC.
                                                                            Officer of 190 investment companies
                                                                            managed by EVM or BMR.
Barbara E. Campbell      Treasurer of the Portfolio        Since 2002(2)    Vice President of EVM and BMR. Officer
6/19/57                                                                     of 190 investment companies managed by
                                                                            EVM or BMR.
James L. O'Connor        Treasurer of the Trust            Since 1989       Vice President of BMR, EVM and EVD.
4/1/45                                                                      Officer of 112 investment companies
                                                                            managed by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2) Prior to 2002, Mr. Weilheimer served as Vice President since 1995 and Ms. Campbell served as Assistant Treasurer since 1993.

    The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.